PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11.0%
60,218  Vanguard FTSE
Developed Markets
ETF
$ 3,858,770
7.0
30,508  Vanguard FTSE
Emerging Markets ETF
1,648,957
3.0
9,766  Vanguard Long-Term
Treasury ETF
540,597
1.0
Total Exchange-Traded
Funds
(Cost $5,465,102)
6,048,324
11.0
MUTUAL FUNDS : 89.0%
Affiliated Investment Companies : 89.0%
62,068  Voya Intermediate
Bond Fund - Class R6
543,716
1.0
166,031  Voya Large Cap Value
Fund - Class R6
2,184,969
4.0
79,446  Voya MI Dynamic
Small Cap Fund
- Class R6
1,097,942
2.0
203,585  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,732,117
5.0
933,296  Voya Multi-Manager
International Equity
Fund - Class I
10,742,243
19.6
130,096  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,221,603
2.2
46,141  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
3,589,295
6.5
12,197  Voya Small Cap
Growth Fund - Class
R6
548,723
1.0
995,081  Voya U.S. Stock Index
Portfolio - Class I
20,030,984
36.5
51,632  VY
®
Invesco Comstock
Portfolio - Class I
1,090,462
2.0
158,926  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
4,100,297
7.5
92,489  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
960,958
1.7
Total Mutual Funds
(Cost $48,034,280)
48,843,309
89.0
Total Long-Term
Investments
(Cost $53,499,382)
54,891,633
100.0
Total Investments in
Securities
(Cost $53,499,382) $ 54,891,633 100.0
Assets in Excess of
Other Liabilities 24,421 0.0
Net Assets $ 54,916,054 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 6,048,324 $ — $ — $ 6,048,324
Mutual Funds 48,843,309 — — 48,843,309
Total Investments, at fair value $ 54,891,633 $ — $ — $ 54,891,633
Other Financial Instruments+
Futures 2,388 — — 2,388
Total Assets $ 54,894,021 $ — $ — $ 54,894,021
Liabilities Table
Other Financial Instruments+
Futures $ (18,586) $ — $ — $ (18,586)
Total Liabilities $ (18,586) $ — $ — $ (18,586)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 766,415 $ 109,816 $ (323,271) $ (9,244) $ 543,716 $ 9,717 $ (650) $ —
Voya Large Cap Value Fund -
Class R6
— 2,393,915 (24,511) (184,435) 2,184,969 — (1,686) —
Voya Large Cap Value Portfolio -
Class R6
2,076,320 344,231 (2,372,158) (48,393) — 2,419 (88,057) 232,266
Voya MI Dynamic Small Cap Fund
- Class R6
1,063,968 101,572 (20,180) (47,418) 1,097,942 — 2,559 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,993,381 351,316 (503,403) (109,177) 2,732,117 — 277,943 —
Voya Multi-Manager International
Equity Fund - Class I
9,094,709 2,054,648 (253,120) (153,994) 10,742,243 — 33,883 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,238,639 173,739 (260,789) 70,014 1,221,603 — (9,009) —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
3,702,379 614,889 (281,218) (446,755) 3,589,295 — 67,052 —
Voya Small Cap Growth Fund -
Class R6
574,538 59,922 (49,498) (36,239) 548,723 — 20,259 —
Voya U.S. Stock Index Portfolio -
Class I
18,618,223 2,782,766 (348,950) (1,021,055) 20,030,984 — 66,781 —
VY
®
Invesco Comstock Portfolio -
Class I
1,587,188 104,619 (582,477) (18,868) 1,090,462 — 43,314 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
3,971,688 458,822 (171,687) (158,526) 4,100,297 — (3,060) —

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution 2050 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
$ 957,470 $ 164,813 $ (86,491) $ (74,834) $ 960,958 $ — $ 11,084 $ —
$ 46,644,918 $ 9,715,068 $ (5,277,753) $ (2,238,924) $ 48,843,309 $ 12,136 $ 420,413 $ 232,266
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At March 31, 2026, the following futures contracts were outstanding for Voya Solution 2050 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 12 06/30/26 $ 1,298,156 $ (18,586)
$ 1,298,156 $ (18,586)
Short Contracts:
3-month SOFR (6) 09/15/26 (1,445,025) 2,388
$ (1,445,025) $ 2,388
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,079,336
Gross Unrealized Depreciation (687,085)
Net Unrealized Appreciation $ 1,392,251